SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of stock option activity

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2012	126,194,004	0.1842	0.1093
Granted	7,933,122	1.0389	0.5508
Granted as replacement awards to Tudou option holders upon Merger	57,291,678	0.4443	0.6366
Exercised	(41,815,008)	0.0874	0.0522
Forfeited	(4,842,828)	0.4508	0.3458
Outstanding, December 31, 2012	144,760,968	0.3530	0.3507	5.94	96,544

Vested and expected to vest at December 31, 2012	140,297,934	0.3449	0.3448	5.87	94,714

Exercisable at December 31, 2012	96,761,772	0.2322	0.2949	5.04	75,769

Schedule of weighted-average assumptions used to estimate the fair value of stock options granted

	2010	2011	2012
Risk-free interest rate	2.652 to 3.86%	2.23%	2.16%
Dividend yield	—	—	—
Expected volatility range	60.70 to 63.00%	55.80%	52.00%
Sub-optimal early exercise factor	2 times	2 times	2-3 times

Summary of non-vested restricted stock unit activity

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2012	27,229,086	1.4258
Granted	22,340,016	1.1603
Forfeited	(9,081,702)	1.4587
Vested	(580,320)	1.3448
Non-vested, December 31, 2012	39,907,080	1.2708

Schedule of allocation of total compensation cost recognized

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	918	3,894	12,751	2,047
Product development	3,049	12,233	26,157	4,198
Sales and marketing	5,954	14,196	28,741	4,613
General and administrative	2,069	17,171	50,569	8,117

Total	11,990	47,494	118,218	18,975